CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUES	$ 426,168	$ 362,138	$ 847,300	$ 709,352
COST OF REVENUES	313,728	288,383	630,229	565,783
GROSS PROFIT	112,440	73,755	217,071	143,569
OPERATING COSTS AND EXPENSES:
Research and development	20,481	21,081	40,799	41,424
Marketing, general and administrative	21,285	18,671	42,538	35,662
TOTAL OPERATING COSTS AND EXPENSES	41,766	39,752	83,337	77,086
OPERATING PROFIT	70,674	34,003	133,734	66,483
FINANCING AND OTHER EXPENSE, NET	(8,162)	(484)	(10,295)	(8,326)
PROFIT BEFORE INCOME TAX	62,512	33,519	123,439	58,157
INCOME TAX BENEFIT (EXPENSE), NET	(4,339)	(2,202)	(9,492)	3,674
NET PROFIT	58,173	31,317	113,947	61,831
Net income attributable to non-controlling interest	(96)	(451)	(1,837)	(2,643)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 58,077	$ 30,866	$ 112,110	$ 59,188
BASIC EARNINGS PER SHARE
Earnings per share	$ 0.53	$ 0.29	$ 1.03	$ 0.55
Weighted average number of shares	109,138	108,043	109,037	107,992
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.53	$ 0.28	$ 1.01	$ 0.54
Net profit used for diluted earnings per share	$ 58,077	$ 30,866	$ 112,110	$ 59,188
Weighted average number of ordinary shares outstanding used for diluted earnings per share	110,561	109,629	110,561	109,545